Shareholders' Equity (Deficit) (Details) - Schedule of option plan granted to employees - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of option plan granted to employees [Abstract]
Number of options Outstanding at beginning	23,531	31,002	36,420
Weighted average Exercise price Outstanding at beginning	$ 17.625	$ 18.9	$ 17.46
Number of options Exercised		(213)	(1,763)
Weighted average Exercise price Exercised		$ 0.0009	$ 0.0009
Number of options, Granted	2,525,000
Weighted average Exercise price, Granted	$ 2.5
Number of options Forfeited and cancelled	(10,146)	(7,258)	(3,655)
Weighted average Exercise price Forfeited and cancelled	$ 21.75	$ 20.825	$ 18.84
Number of options Outstanding at ending	2,538,385	23,531	31,002
Weighted average Exercise price Outstanding at end of year	$ 2.66	$ 17.625	$ 18.9
Number of options Exercisable options	12,708	18,037	14,479
Weighted average Exercise price Exercisable options	$ 14.14	$ 16.43	$ 16.805